Other Receivables and Prepayments	6 Months Ended
Jun. 30, 2022
Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

6. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments as of June 30, 2022 and December 31, 2021 consisted of:

	June 30, 2022	December 31, 2021
	(Unaudited)
Prepaid research and development expenses	$520,656	$314,165
Prepaid insurance	245,617	92,035
Prepaid service fee	177,498	90,857
Rental deposits	14,783	12,011
Prepaid rental expenses	12,923	13,205
Other receivables	2,489	47,697
Others	23,934	23,508
	$997,900	$593,478